PROPERTY, PLANT & EQUIPMENT	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT & EQUIPMENT

8. PROPERTY, PLANT & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	September 30, 2021	December 31, 2020
Buildings and leasehold improvements	5 to 25	$40,594	$31,827
Drilling rigs, plant and equipment	3 to 15	622,302	534,964
Furniture and fixtures	5	2,515	2,282
Office equipment and tools	3 to 10	40,339	39,174
Vehicles and cranes	5 to 8	7,586	7,429
Less: Accumulated depreciation		(261,500)	(193,261)
Land		5,104	5,104
Capital work in progress		9,792	10,224
Total		$466,732	$437,743

The Company recorded depreciation expense of $29.3 million, $28.0 million, $83.1 million and $79.8 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations.